Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Apr. 11, 2019	Feb. 28, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Notes payable to related parties					$ 800,000
Unamortized discount				$ 100,000				$ 100,000
Accounts payable and accrued liabilities to related parties				2,621,940	1,598,435		$ 51,125	2,621,940
Number of shares issued to common stock	30,000
Stock-based compensation expense				$ 2,000,000	826,513	$ 1,171,386	57,201	4,624,708
Employment Agreement [Member]
Number of shares issued to common stock		1,375,000	600,000
Stock-based compensation expense					38,042	$ 38,042	$ 57,063	$ 76,063
Agreement description		The Company entered into an employment agreement with a former owner of a business sold to the Company. As per the agreement, 1,375,000 shares of the Company's common stock are to be issued and held in escrow by the Company's legal counsel and disbursed in equal one-third (1/3) increments on each anniversary of the employment.
Other Related Party [Member]
Principal balance					1,074,230
Unamortized discount					$ 22,500
Executives [Member]
Number of shares issued to common stock					490,000
Stock-based compensation expense					$ 490,000
Other Employees [Member]
Number of shares issued to common stock					0
Stock-based compensation expense					$ 0